Related party transactions - Additional Information (Detail) - Affiliated Entity [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jan. 31, 2019	Jan. 31, 2018
Related Party Transaction [Line Items]
Recognized revenue	$ 4,098	$ 3,693	$ 5,181	$ 4,882
Accounts receivable	$ 1,277		$ 598	$ 526